Simplify Interest Rate Hedge ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 60.7%
U.S. Treasury Bill, 4.80%, 1/14/2025(a)(b)
(Cost $73,980,433) ...................................................... $ 75,000,000 $ 74,025,524
U.S. Government Obligations – 39.1%
U.S. Treasury Note, 0.25%, 9/30/2025(b)
(Cost $47,196,750) ...................................................... $ 49,425,000 47,644,177
Notional Amount
Purchased Swaptions – 0.0%†
Puts – Over the Counter – 0.0%†
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/11/30 (counterparty: Bank of
America NA) ................................................... 135,000,000 1,211,659
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Barclays
Bank PLC) ..................................................... 245,000,000 251,512
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/11/30 (counterparty: Goldman
Sachs International) ............................................. 150,000,000 1,295,279
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Goldman
Sachs International) ............................................. 375,000,000 (1,544,166)
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: J&P Morgan
Chase & Co.) ................................................... 120,000,000 (1,678,003)
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 745,000,000 493,869
30,150
Total Purchased Swaptions (Cost $0) ................................................ 30,150
Total Investments – 99.8%
(Cost $121,177,183) ........................................................... $ 121,699,851
Other Assets in Excess of Liabilities – 0.2% ........................................... 238,527
Net Assets – 100.0% ............................................................ $ 121,938,378
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $18,182,523 have been pledged as collateral for purchased swaptions as of
September 30, 2024.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At September 30, 2024, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11%
4.96% (SOFR +
0.00%) Annual/Annual MSCS 05/15/2048 10,000 $ 1,702 $ 0 $ 1,702
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 60.7%
U.S. Government Obligations ....................................................................... 39.1%
Purchased Swaptions ............................................................................. 0.0%†
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%